Risk Management Section - NII-at-Risk banking books per business - year 1 (Detail) - NII-at-Risk [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
Value at risk	€ (136)	€ (119)
Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
Value at risk	79	106
Wholesale Banking [member] | Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
Value at risk	(12)	(204)
Wholesale Banking [member] | Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
Value at risk	12	239
Retail Banking [Member] | Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
Value at risk	(91)	(49)
Retail Banking [Member] | Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
Value at risk	40	22
Retail Challengers & Growth Markets [member] | Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
Value at risk	(3)	165
Retail Challengers & Growth Markets [member] | Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
Value at risk	(3)	(186)
Corporate Line Banking [member] | Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
Value at risk	(30)	(30)
Corporate Line Banking [member] | Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
Value at risk	€ 30	€ 30